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                                                   Francine J. Rosenberger
                                                   202.778.9187
                                                   Fax:  202.778.9100
                                                   francine.rosenberger@kl.com

                                 January 2, 2002

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


                  Re:   Potomac Funds
                  File Nos. 333-28697 and 811-08243
                  ---------------------------------


Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the combined form of Prospectus and Statement of Additional Information ("SAI") for the Investor Class of the Potomac U.S. Plus Fund ("U.S. Plus Fund"), Potomac U.S./Short Fund ("U.S./Short Fund"), Potomac OTC Plus Fund ("OTC Plus Fund"), Potomac OTC/Short Fund, Potomac Dow 30SM Plus Fund ("Dow 30SM Fund"), Potomac Internet Plus Fund ("Internet Plus Fund"), Potomac Internet Short Fund, Potomac Small Cap Plus Fund ("Small Cap Plus Fund"), Potomac Small Cap/Short Fund and the Potomac U.S. Government Money Market Fund ("Money Market Fund"), the Advisor Class and Broker Class of the U.S. Plus Fund, OTC Plus Fund, Dow 30SM Plus Fund, Internet Plus Fund, Small Cap Plus Fund and the Money Market Fund and for the Adviser Class of the U.S./Short Fund used with respect to the above Registrant does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 7 ("PEA No. 7") to its Registration Statement on Form N-1A and that PEA No. 7 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                Very truly yours,

                                /s/ Francine J. Rosenberger
                                Francine J. Rosenberger
Attachments

cc:  Daniel O'Neill
      Rafferty Asset Management, LLC